SALE OF NON-MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Proceeds from sale of non-marketable securities	$ 2,178	$ 0	$ 2,178	$ 0
Gain from sale of non-marketable securities	$ 2,012